Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 4,770		$ 6,246
Short-term investments	1,773		1,516
Total unrestricted cash, cash equivalents and short-term investments	6,543		7,762
Restricted cash	65		40
Receivables, less allowance for doubtful accounts	1,338		1,358
Aircraft fuel, spare parts and supplies, less obsolescence allowance	695		615
Deferred income taxes	543		615
Prepaid expenses and other	865		607
Total current assets	10,049		10,997
Operating property and equipment: Owned-
Flight equipment	17,561		15,786
Other property and equipment	3,269		3,126
Operating property and equipment - owned, gross	20,830		18,912
Less-Accumulated depreciation and amortization	(5,006)		(4,005)
Operating property and equipment - owned, net	15,824		14,907
Purchase deposits for flight equipment	462		382
Capital leases-
Flight equipment	1,484		1,458
Other property and equipment	235		237
Operating property and equipment - capital leases, gross	1,719		1,695
Less-Accumulated amortization	(713)		(565)
Operating property and equipment - capital leases, net	1,006		1,130
Property plant and equipment, net	17,292		16,419
Other assets:
Goodwill	4,523		4,523
Intangibles, less accumulated amortization	4,597		4,750
Restricted cash	382		529
Other, net	785		770
Other assets total	10,287		10,572
Total assets	37,628		37,988
Current liabilities:
Advance ticket sales	3,360		3,114
Frequent flyer deferred revenue	2,364		2,405
Accounts payable	2,312		1,998
Accrued salaries and benefits	1,763		1,509
Current maturities of long-term debt	1,812		1,186
Current maturities of capital leases	122	[1]	125
Other	1,085		1,057
Total current liabilities	12,818		11,394
Long-term debt	10,440		10,496
Long-term obligations under capital lease	792	[1]	928
Other liabilities and deferred credits:
Frequent flyer deferred revenue	2,756		3,253
Postretirement benefit liability	2,614		2,407
Pension liability	2,400		1,862
Advanced purchase of miles	1,537		1,711
Deferred income taxes	1,543		1,603
Lease fair value adjustment, net	881		1,133
Other	1,366		1,395
Total non-current liabilities	13,097		13,364
Commitments and contingencies
Stockholder's deficit:
Preferred stock
Common stock	3		3
Additional capital invested	7,145		7,114
Accumulated deficit	(5,586)		(4,863)
Stock held in treasury, at cost	(35)		(31)
Accumulated other comprehensive loss	(1,046)		(417)
Total stockholders' equity (deficit)	481		1,806
Total liabilities and stockholders' equity (deficit)	37,628		37,988
United Airlines, Inc.
Current assets:
Cash and cash equivalents	4,765		6,240
Short-term investments	1,773		1,516
Total unrestricted cash, cash equivalents and short-term investments	6,538		7,756
Restricted cash	65		40
Receivables, less allowance for doubtful accounts	1,338		1,358
Aircraft fuel, spare parts and supplies, less obsolescence allowance	695		615
Deferred income taxes	546		615
Receivables from related parties	226		217
Prepaid expenses and other	841		602
Total current assets	10,249		11,203
Operating property and equipment: Owned-
Flight equipment	17,561		15,786
Other property and equipment	3,269		3,126
Operating property and equipment - owned, gross	20,830		18,912
Less-Accumulated depreciation and amortization	(5,006)		(4,005)
Operating property and equipment - owned, net	15,824		14,907
Purchase deposits for flight equipment	462		382
Capital leases-
Flight equipment	1,484		1,458
Other property and equipment	235		237
Operating property and equipment - capital leases, gross	1,719		1,695
Less-Accumulated amortization	(713)		(565)
Operating property and equipment - capital leases, net	1,006		1,130
Property plant and equipment, net	17,292		16,419
Other assets:
Goodwill	4,523		4,523
Intangibles, less accumulated amortization	4,597		4,750
Restricted cash	382		528
Other, net	1,052		963
Other assets total	10,554		10,764
Total assets	38,095		38,386
Current liabilities:
Advance ticket sales	3,360		3,114
Frequent flyer deferred revenue	2,364		2,405
Accounts payable	2,316		2,003
Accrued salaries and benefits	1,763		1,509
Current maturities of long-term debt	1,812		1,186
Current maturities of capital leases	122		125
Payables to related parties	75		104
Other	1,140		1,123
Total current liabilities	12,952		11,569
Long-term debt	10,038		10,087
Long-term obligations under capital lease	792		928
Other liabilities and deferred credits:
Frequent flyer deferred revenue	2,756		3,253
Postretirement benefit liability	2,614		2,407
Pension liability	2,400		1,862
Advanced purchase of miles	1,537		1,711
Deferred income taxes	1,470		1,527
Lease fair value adjustment, net	881		1,133
Other	1,494		1,490
Total non-current liabilities	13,152		13,383
Commitments and contingencies
Stockholder's deficit:
Additional capital invested	7,611		7,580
Accumulated deficit	(5,397)		(4,736)
Accumulated other comprehensive loss	(1,053)		(425)
Total stockholders' equity (deficit)	1,161		2,419
Total liabilities and stockholders' equity (deficit)	$ 38,095		$ 38,386

[1]	As of December 31, 2012, United's aircraft capital lease minimum payments relate to leases of 49 mainline and 38 regional aircraft as well as to leases of nonaircraft assets. Imputed interest rate ranges are 3.3% to 20%.